Cover	Jun. 10, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 10, 2026
Entity File Number	001-43334
Entity Registrant Name	Ocean Capital Acquisition Corp
Entity Central Index Key	0001926314
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	1209 Orange Street
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
City Area Code	(323)
Local Phone Number	242-0766
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
One Share One Right And One Redeemable Warrant [Member]
Title of 12(b) Security	Units, each consisting of one ordinary share, one right, and one redeemable warrant
Trading Symbol	OCACU
Security Exchange Name	NYSE
Ordinary Shares Par Value Per Share [Member]
Title of 12(b) Security	Ordinary shares, par value $0.0001 per share
Trading Symbol	OCAC
Security Exchange Name	NYSE
Rights To Receive One Ordinary Share Upon Business Combination [Member]
Title of 12(b) Security	Rights, each entitling the holder to receive one ordinary share
Trading Symbol	OCACR
Security Exchange Name	NYSE
Warrants Exercisable For One Ordinary Share [Member]
Title of 12(b) Security	Warrants, each exercisable for one ordinary share
Trading Symbol	OCACW
Security Exchange Name	NYSE